Summary of the Status and Changes of Shares Relating to LTIP and the Related Average Price Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Long Term Incentive Plans
Number of Shares
Nonvested June 30, 2014 (in shares)	920,096
Granted (in shares)	297,728
Vested (in shares)	(333,239)
Canceled (in shares)	(8,414)
Nonvested June 30, 2015 (in shares)	876,171	920,096
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2014	$ 94.83
Granted	120.21
Vested	79.46
Canceled	96.98
Nonvested June 30, 2015	$ 109.27	$ 94.83
LTIP - Additional Disclosures
Stock-based compensation expense	$ 38,929	$ 31,688	$ 34,127
Shares surrendered upon exercise of stock	42,394	140,406	311,110
Restricted stock issued to certain non-employee members of the Board of Directors (in shares)	185,063	298,813	792,428
Long Term Incentive Plans and Restricted Shares Issued to non-employee members of the Board of Directors [Member]
LTIP - Additional Disclosures
Tax benefit (cost), relating to LTIP and restricted shares issued to directors	$ 5,370	$ (6,770)	$ 17,395
Director [Member]
LTIP - Additional Disclosures
Stock-based compensation expense	$ 1,401	$ 1,304	$ 1,137
Restricted stock issued to certain non-employee members of the Board of Directors (in shares)	12,716	12,353	14,580